Long-term investment (Details Narrative)				1 Months Ended
	Dec. 10, 2025 $ / shares shares	Oct. 18, 2025 SGD ($) shares	Oct. 18, 2024 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Nov. 30, 2025 shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Debt Instrument [Line Items]
Long-term investment				$ 3,025,119		$ 3,890,000	$ 1,000,000
Evvo Labs Pte Ltd [Member]
Debt Instrument [Line Items]
Ownership percentage		3.23%	3.23%	100.00%	100.00%	100.00%
Evvo Labs Pte Ltd [Member]
Debt Instrument [Line Items]
Investment | $		$ 1,000,000	$ 1,000,000
shares issued		20,588	20,588
Long-term investment | $						$ 3,890,000
Evvo Labs Pte Ltd [Member] | IPO [Member]
Debt Instrument [Line Items]
shares issued	3,300,000
Evvo Labs Pte Ltd [Member] | IPO [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stock price per share | $ / shares	$ 4
Evvo Labs Pte Ltd [Member] | IPO [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock price per share | $ / shares	$ 5
Evvo Labs Pte Ltd [Member] | Common Class A [Member]
Debt Instrument [Line Items]
shares issued				1,001,199	1,001,199